ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2018
Additional Financial Information
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share data and per share data, unless otherwise stated)

	2017	2018	2018
	RMB	RMB	US$
			(Note 2 (ad))
ASSETS
Current assets:
Cash and cash equivalents	1,954	262,859	38,231
Short-term investments	132,880	115,815	16,845
Prepayments and other current assets	34,131	538,543	78,328
Total current assets	168,965	917,217	133,404
Long-term investments	391,823	317,478	46,174
Total assets	560,788	1,234,695	179,578
LIABILITIES AND EQUITY
Other current liabilities	—	2,284	332
Other non-current liabilities	—	8,135	1,183
Total liabilities	—	10,419	1,515
MEZZANINE EQUITY
Series A convertible preferred shares, $0.00005 par value; 4,200,000 and nil shares authorized, issued, and outstanding as of December 31, 2017 and 2018, respectively	12,922	—	—
Series B convertible preferred shares, $0.00005 par value; 11,396,178 and nil shares authorized, issued, and outstanding as of December 31, 2017 and 2018, respectively	57,980	—	—
Series C convertible preferred shares, $0.00005 par value; 31,739,234 and nil shares authorized, issued, and outstanding as of December 31, 2017 and 2018, respectively	450,324	—	—
Series D convertible preferred shares, $0.00005 par value; 27,783,584 and nil shares authorized, issued, and outstanding as of December 31, 2017 and 2018, respectively	1,263,523	—	—
Subscription receivable of Series D convertible Preferred Shares	(277,819)	—	—
Total Mezzanine equity	1,506,930	—	—
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares Class A ( $0.00005 par value per share; 72,000,000 and 800,000,000 shares authorized, 72,000,000 and 91,088,106 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	25	29	4
Ordinary shares Class B ( $0.00005 par value per share; 839,209,895 and 72,000,000 shares authorized, nil and 72,000,000 issued and outstanding as of December 31, 2017 and 2018, respectively)	0	25	4
Ordinary shares Class C ( $0.00005 par value per share; 13,671,109 and nil shares authorized, 1,607,901 and nil shares issued, , nil shares outstanding as of December 31, 2017 and 2018, respectively)	0	—	—
Subscription receivable	(2,200)	—	—
Additional paid-in capital	12,121	2,540,878	369,555
Accumulated deficit	(1,003,638)	(1,383,729)	(201,255)
Accumulated other comprehensive income	47,550	67,073	9,755
Total shareholders' (deficit) equity	(946,142)	1,224,276	178,063
Total liabilities, mezzanine equity and (deficit) equity	560,788	1,234,695	179,578

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 2 (ad))
Operating expenses:
General and administrative expenses	(1,244)	(834)	(2,145)	(312)
Interest income (expense), net	—	—	371	54
Other operating income (expense), net	—	—	31	5
Other income	—	—	3,253	473
(loss) Income before tax	(1,244)	(834)	1,510	220
Share of loss of subsidiaries and VIEs	(361,437)	(247,746)	(381,601)	(55,501)
Net loss	(362,681)	(248,580)	(380,091)	(55,281)
Deemed dividend on Series D convertible preferred shares	(55,281)	—	—	—
Net loss attributable to ordinary shareholders	(417,962)	(248,580)	(380,091)	(55,281)
Other comprehensive income (loss)
Unrealized securities holding gains (loss), net of tax of nil for 2017 and 2018	234	2,196	(286)	(42)
Realized securities holding (gains), net of tax of nil for 2017 and 2018	—	—	(399)	(58)
Foreign currency translation adjustments, net of tax of nil for 2017 and 2018	39,832	(21,347)	21,658	3,150
Unrealized securities holding gains of subsidiaries and VIEs, net of tax of nil for 2017 and 2018	1,181	1,831	9,020	1,312
Realized securities holding (gains) of subsidiaries and VIEs, net of tax of nil for 2017 and 2018	—	—	(10,470)	(1,523)
Comprehensive loss	(376,715)	(265,900)	(360,568)	(52,442)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 2 (ad))
Operating activities:
Net loss	(362,681)	(248,580)	(380,091)	(55,281)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	361,437	247,746	381,601	55,501
Other current liabilities	—	—	2,284	332
Other non-current liabilities	—	—	8,135	1,183
Investment income	—	—	(2,591)	(377)
Net Cash (used in) provided by operating activities	(1,244)	(834)	9,338	1,358
Investing activities:
Purchase of long-term investments	(531,374)	—	(821,962)	(119,549)
Purchase of short-term investments	(138,974)	—	—	—
Proceeds from sale or maturity of short-term investments	—	—	25,160	3,659
Net cash used in investing activities	(670,348)	—	(796,802)	(115,890)
Financing activities:
Proceeds from ordinary shareholders	1	25	—	—
Proceeds from IPO, net of issuance cost	—	—	694,878	101,066
Proceeds of preferred shareholders	12,956	—	277,819	40,407
Net cash provided by financing activities	12,957	25	972,697	141,473
Effect of exchange rate changes on cash and cash equivalents	22,970	(147)	75,672	11,006
Net (decrease)/increase in cash and cash equivalents	(635,665)	(956)	260,905	37,947
Cash and cash equivalents at the beginning of the year	638,575	2,910	1,954	284
Cash and cash equivalents at the end of the year	2,910	1,954	262,859	38,231

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04‑(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2018, there are no material contingencies, mandatory dividend, significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the consolidated financial statements.